DEBT (Outstanding Debt) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013 Rate	Dec. 31, 2012	May 13, 1994 Rate
Long-term Debt, Fiscal Year Maturity [Abstract]
2014	$ 2,984
2015	2,986
2016	0
2017	0
2018	0
Thereafter	0
Total debt	$ 5,970	$ 8,954
Stated interest rate	8.52%		8.52%